Stockholders' Deficiency: Schedule of Stock Option Activities Table Text Block (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Tables/Schedules
Schedule of Stock Option Activities Table Text Block

	Number of options	Weighted average exercise price ($)
Granted	2,709,998	2.2031
Exercised	-	-
Outstanding as of September 30 and March 31, 2017	2,709,998	2.2031

	Number of options	Weighted average exercise price ($)
Granted	2,709,998	2.2031
Exercised	-	(50,000)
Outstanding as of March 31, 2017 and December 31, 2016	2,709,998	2.2031